SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($)	3 Months Ended								8 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2016
Revenues	$ 460,734	$ 359,544	$ 41,466	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 861,744
Net loss	$ (344,046)	$ (299,625)	$ (593,679)	$ (91)	$ (3,149)	$ (36)	$ (3,000)	$ 0	$ (6,185)	$ (1,237,441)
Net loss per common share, basic and diluted	$ (0.42)	$ (1.39)	$ (29.68)	$ 0	$ (0.31)	$ 0	$ (4.60)	$ 0	$ (4.95)	$ (2.89)
Distributions declared per common share	$ 0.18	$ 0.14	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.32